Equity investments, at FVOCI (Tables)	12 Months Ended
Dec. 31, 2025
Equity investments, at FVOCI
Schedule of equity investments

	2025	2024
	US$’000	US$’000
At beginning of the financial year	23,132	—
Additions	—	30,162
Fair value loss	(11,422)	(7,030)
At end of the financial year	11,710	23,132

Non-current	—	23,132
Current	11,710	—
	11,710	23,132